Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
At January 1,	€ (136,822)	€ (120,098)
Provisions	(28,561)	(29,600)
Utilizations and releases	22,707	17,618
Exchange differences and other changes	(5,143)	(4,742)
At December 31,	€ (147,819)	€ (136,822)